NET PREMIUMS EARNED - Life Insurance Gross Written Premiums After Adjustments (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,884,845	S/ 2,642,947	S/ 2,308,143
Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 1,245,858	S/ 1,144,159	S/ 887,322
Servicewise participation rate in Life Insurance Gross Premium		100.00%	100.00%	100.00%
Credit life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 536,091	S/ 507,496	S/ 436,443
Servicewise participation rate in Life Insurance Gross Premium		43.03%	44.36%	49.19%
Disability And Survival [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[2]	S/ 470,066	S/ 272,144	S/ 237,559
Servicewise participation rate in Life Insurance Gross Premium	[2]	37.73%	23.79%	26.77%
Individual Life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held	[3]	S/ 60,705	S/ 203,662	S/ 69,647
Servicewise participation rate in Life Insurance Gross Premium	[3]	4.87%	17.80%	7.85%
Groupo life [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 128,656	S/ 113,273	S/ 117,580
Servicewise participation rate in Life Insurance Gross Premium		10.33%	9.90%	13.25%
Annuities [Member] | Life insurance contracts [member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 50,340	S/ 47,584	S/ 26,093
Servicewise participation rate in Life Insurance Gross Premium		4.04%	4.15%	2.94%

[1]	This item includes earned premiums, reinsurance premiums accepted and coinsurance premiums accepted and received.
[2]	This item includes Complementary Work Risk Insurance (“SCTR” from its Spanish acronym).
[3]	Individual life insurance premiums include Investment Link insurance contracts.